Common Stock and Warrants	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Notes to Financial Statements
NOTE 6 - Common Stock and Warrants

NOTE 4 – Common Stock and Warrants

Common Stock

At November 30, 2020, the Company had 300,000,000 authorized shares of common stock with a par value of $0.001 per share, 52,959,323 shares of common stock outstanding and 5,734,277 shares reserved for issuance under the Company’s 2006 Long-Term Incentive Plan (the “2006 Plan”) as adopted and approved by the Company’s Board on October 10, 2006 that provides for the grant of stock options to employees, directors, officers and consultants. See “NOTE 5 - Stock Options” for additional information.

Warrants

Each of the Company’s warrants outstanding entitles the holder to purchase one share of the Company’s common stock for each warrant share held. Other than the Series O Warrants and Series P Warrants, all of the following warrants may be exercised on a cashless basis. A summary of the Company’s warrants outstanding and exercisable as of November 30, 2020 and August 31, 2019 is as follows:

	Shares of Common Stock Issuable from Warrants Outstanding as of		Weighted Average
Description	November 30,	August 31,	Exercise Price	Date of	Expiration
	2020	2019		Issuance
Series M	246,000	246,000	$ 2.34	December 7, 2015	December 31, 2022
Series N	767,000	767,000	$ 3.38	December 31, 2015	December 31, 2022
Series P	213,500	213,500	$ 3.70	March 25, 2016	December 31, 2022
Series R	468,750	468,750	$ 4.00	June 20, 2016	December 31, 2022
Series S-A	300,000	300,000	$ 2.53	July 24, 2017	December 31, 2022
Series S	821,600	821,600	$ 3.42	September 29, 2017	September 29, 2022
Series T	16,666,667	16,666,667	$ 1.70	November 26, 2018	November 26, 2025
Total	19,483,517	19,483,517

NOTE 6 – Common Stock and Warrants

Common Stock

At August 31, 2020, the Company had 300,000,000 authorized shares of common stock with a par value of $0.001 per share, 52,959,323 shares of common stock outstanding and 6,036,685 shares reserved for issuance under the Company’s 2006 Long-Term Incentive Plan (the “2006 Plan”) as adopted and approved by the Company’s Board on October 10, 2006 that provides for the grant of stock options to employees, directors, officers and consultants. See “NOTE 7 - Stock Options” for additional information.

During the year ended August 31, 2019, the Company completed the November 2018 Private Placement of 16,666,667 units at a price of $1.50 per unit. Each unit consisted of one share of common stock and one Series T Stock Purchase Warrant to purchase one (1) share of common stock at an exercise price of $1.70 per share for a period of seven (7) years. See “NOTE 5 – November 2018 Private Placement” for additional information.

Warrants

Each of the Company’s warrants outstanding entitles the holder to purchase one share of the Company’s common stock for each warrant share held. Other than the Series O Warrants and Series P Warrants, all of the following warrants may be exercised on a cashless basis. A summary of the Company’s warrants outstanding and exercisable as of August 31, 2020 and 2019 is as follows:

	Shares of Common Stock
	Issuable from Warrants		Weighted
	Outstanding as of August 31,		Average	Date Of
Description	2020	2019	Exercise Price	Issuance	Expiration
Series M	246,000	246,000	$2.34	December 7, 2015	December 31, 2022
Series N	767,000	767,000	$3.38	December 31, 2015	December 31, 2022
Series P	213,500	213,500	$3.70	March 25, 2016	December 31, 2022
Series R	468,750	468,750	$4.00	June 20, 2016	December 31, 2022
Series S-A	300,000	300,000	$2.53	July 24, 2017	December 31, 2022
Series S	821,600	821,600	$3.42	September 29, 2017	September 29, 2022
Series T	16,666,667	16,666,667	$1.70	November 26, 2018	November 26, 2025
Total	19,483,517	19,483,517